Loan Receivable	3 Months Ended
Mar. 31, 2021
Loan Receivable
Loan Receivable

Note 7 — Loan Receivable

As of March 31, 2021 and December 31, 2020, loan receivable consisted of the following:

	March 31,	December 31,
	2021	2020
Loan to Zash Global Media and Entertainment Corporation (i)	$5,000,000	$-

(i)	On February 18, 2021, the Company loaned $5,000,000 to ZASH Global Media and Entertainment Corporation (“ZASH”). The interest rate on the note is 3% per annum. The maturity date of the loan is August 17, 2023. The purpose of the loan is to engage in the acquisition, development and production of consumer facing content and related activities.
(ii)	On January 20, 2021, the Company entered into an Agreement to Complete a Plan of Merger (the “Merger Agreement”) with ZASH Global Media and Entertainment Corporation (“ZASH”) and Vinco Acquisition Corporation, a subsidiary of ours formed for the sole purpose of the merger contemplated by the Merger Agreement (the Merger Sub”). The Merger Agreement contemplates a reverse triangular merger of Merger Sub with and into ZASH in a transaction intended to qualify as a tax-free reorganization under Sections 368(a)(l)(A) and 368(a)(2)(E) of the Internal Revenue Code. Under the terms of the Merger Agreement, the holders of ZASH common stock will receive shares of the Company’s common stock (the “Merger Shares”) in exchange for all of their issued and outstanding ZASH shares of common stock. ZASH will then become an indirect wholly owned subsidiary of the Company. The merger will represent a change of control transaction as upon the completion of the merger, the shareholders of ZASH will own a controlling interest in the Company. The merger and the issuance of the Merger Shares are subject to adoption and approval by the holders of a majority of the outstanding shares of the Company’s common stock.

In connection with the merger, the certificate of incorporation of the Company will be amended and restated, and the name of the Company will be changed to “ZASH Global Media and Entertainment Corporation.” The bylaws of the Company will also be amended and restated to become the equivalent of the bylaws of ZASH immediately prior to the closing under the Merger Agreement (the “Closing”). At the Closing, certain officers and directors of the Company immediately prior to the effective time of the merger will resign and the officers and directors of ZASH immediately prior to the Closing will be appointed as officers and directors of the Company and the surviving corporation in the merger, in each case until their respective successors are duly elected or appointed and qualified; provided, however that the Company shall have the right to appoint two persons to serve as members of the board of directors of the Company and ZASH will have the right to appoint three persons to serve as members of the board of directors of the Company.